Fair value of financial instruments - Level 3 assets and liabilities held at fair value disaggregated by product type (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 187,223	£ 166,453
Financial assets at fair value through the income statement	218,552	193,734
Derivative financial assets	280,194	293,530
Financial assets at fair value through other comprehensive income	77,311	78,059
Trading portfolio liabilities	(69,305)	(56,908)
Financial liabilities designated at fair value	(317,485)	(282,224)
Derivative financial instruments	(265,376)	(279,415)
Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	9,879	10,115
Financial assets at fair value through the income statement	8,831	8,424
Derivative financial assets	1,989	2,077
Financial assets at fair value through other comprehensive income	3,178	3,739
Investment property	42	9
Total assets	23,919	24,364
Trading portfolio liabilities	(424)	(395)
Financial liabilities designated at fair value	(2,848)	(3,258)
Derivative financial instruments	(2,861)	(3,181)
Total liabilities	(6,133)	(6,834)
Significant unobservable inputs (Level 3) | Loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	5,468	6,146
Financial assets at fair value through the income statement	6,096	5,455
Financial assets at fair value through other comprehensive income	2,350	2,858
Total assets	13,914	14,459
Significant unobservable inputs (Level 3) | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,843	1,590
Financial assets at fair value through the income statement	835	913
Financial assets at fair value through other comprehensive income	67	108
Total assets	2,745	2,611
Trading portfolio liabilities	(36)	(374)
Total liabilities	(36)	(374)
Significant unobservable inputs (Level 3) | Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	883	991
Financial assets at fair value through the income statement	178	139
Financial assets at fair value through other comprehensive income	757	757
Total assets	1,818	1,887
Trading portfolio liabilities		(6)
Total liabilities		(6)
Significant unobservable inputs (Level 3) | Government debt
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	1,199	1,018
Financial assets at fair value through the income statement	32	35
Financial assets at fair value through other comprehensive income		12
Total assets	1,231	1,065
Trading portfolio liabilities	(325)
Total liabilities	(325)
Significant unobservable inputs (Level 3) | Private equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through the income statement	1,187	1,166
Financial assets at fair value through other comprehensive income	4	4
Total assets	1,191	1,170
Financial liabilities designated at fair value	(17)	(17)
Total liabilities	(17)	(17)
Significant unobservable inputs (Level 3) | Issued debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities designated at fair value	(1,575)	(1,842)
Total liabilities	(1,575)	(1,842)
Significant unobservable inputs (Level 3) | Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through the income statement	402	539
Total assets	402	539
Financial liabilities designated at fair value	(1,240)	(1,379)
Total liabilities	(1,240)	(1,379)
Significant unobservable inputs (Level 3) | Other products
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	486	370
Financial assets at fair value through the income statement	101	177
Derivative financial assets	457	403
Investment property	42	9
Total assets	1,086	959
Trading portfolio liabilities	(63)	(15)
Financial liabilities designated at fair value	(16)	(20)
Derivative financial instruments	(738)	(949)
Total liabilities	(817)	(984)
Significant unobservable inputs (Level 3) | Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	915	1,193
Total assets	915	1,193
Derivative financial instruments	(774)	(1,013)
Total liabilities	(774)	(1,013)
Significant unobservable inputs (Level 3) | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	617	481
Total assets	617	481
Derivative financial instruments	(1,349)	(1,219)
Total liabilities	£ (1,349)	£ (1,219)